Shareholder Report		12 Months Ended
	Jun. 01, 2025	May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		DEUTSCHE DWS TAX FREE TRUST
Entity Central Index Key		0000711600
Entity Investment Company Type		N-1A
Document Period End Date		May 31, 2026
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
C000016867
Shareholder Report [Line Items]
Fund Name		DWS Intermediate Tax-Free Fund
Class Name		Class A
Trading Symbol		SZMAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Intermediate Tax-Free Fund (the "Fund") for the period June 1, 2025 to May 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	0.72%

Gross expense ratio as of the latest prospectus: 0.80%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 74
Expense Ratio, Percent		0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 5.98% (unadjusted for sales charges) for the period ended May 31, 2026. The Fund's broad-based index, the Bloomberg Municipal Bond Index, returned 6.67% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg Municipal Bond 1–15 Year Blend (1–17) Index, returned 5.65%.

While municipal bond market performance continued to be pressured over the period by elevated new issue supply, this was offset by strong demand from tax-free exchange traded funds and separately managed accounts. Yields finished lower along the municipal curve, supporting performance for tax-free bonds broadly.

The Fund had an above-benchmark stance with respect to duration and corresponding interest rate sensitivity, adding to performance as municipal yields declined. In addition, an overweight to the 15-year maturity range proved beneficial as yield declines were most significant in this segment of the curve. In terms of credit quality, an overweight to BBB-rated issues contributed the most to return as this ratings category led performance within the investment grade municipal market, while in sector terms overweights to charter school and airport revenue bonds led contributions.

Security selection within the mass transit sector was the most significant detractor from the Fund’s relative performance for the period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class A	Bloomberg Municipal Bond Index	Bloomberg Municipal Bond 1–15 Year Blend (1–17) Index
'16	$9,725	$10,000	$10,000
'16	$9,840	$10,159	$10,124
'16	$9,841	$10,165	$10,138
'16	$9,843	$10,179	$10,141
'16	$9,813	$10,128	$10,104
'16	$9,734	$10,022	$10,022
'16	$9,429	$9,648	$9,699
'16	$9,504	$9,761	$9,794
'17	$9,555	$9,826	$9,863
'17	$9,608	$9,894	$9,928
'17	$9,627	$9,916	$9,945
'17	$9,696	$9,987	$10,016
'17	$9,805	$10,146	$10,147
'17	$9,768	$10,110	$10,108
'17	$9,820	$10,191	$10,183
'17	$9,881	$10,269	$10,250
'17	$9,835	$10,217	$10,202
'17	$9,838	$10,242	$10,217
'17	$9,767	$10,187	$10,134
'17	$9,831	$10,293	$10,218
'18	$9,743	$10,172	$10,129
'18	$9,706	$10,142	$10,103
'18	$9,726	$10,179	$10,125
'18	$9,688	$10,143	$10,098
'18	$9,776	$10,259	$10,193
'18	$9,780	$10,268	$10,211
'18	$9,801	$10,293	$10,243
'18	$9,805	$10,319	$10,261
'18	$9,750	$10,252	$10,204
'18	$9,688	$10,189	$10,162
'18	$9,778	$10,302	$10,266
'18	$9,873	$10,425	$10,379
'19	$9,947	$10,504	$10,467
'19	$10,005	$10,560	$10,518
'19	$10,131	$10,727	$10,640
'19	$10,163	$10,768	$10,662
'19	$10,289	$10,916	$10,791
'19	$10,338	$10,956	$10,836
'19	$10,413	$11,045	$10,921
'19	$10,539	$11,219	$11,048
'19	$10,457	$11,129	$10,959
'19	$10,470	$11,149	$10,987
'19	$10,475	$11,177	$11,013
'19	$10,505	$11,211	$11,048
'20	$10,668	$11,412	$11,217
'20	$10,787	$11,559	$11,323
'20	$10,418	$11,140	$10,992
'20	$10,280	$11,000	$10,914
'20	$10,571	$11,350	$11,224
'20	$10,674	$11,444	$11,289
'20	$10,830	$11,636	$11,447
'20	$10,806	$11,582	$11,409
'20	$10,801	$11,584	$11,418
'20	$10,786	$11,549	$11,389
'20	$10,916	$11,724	$11,515
'20	$10,987	$11,795	$11,570
'21	$11,053	$11,870	$11,625
'21	$10,891	$11,682	$11,479
'21	$10,948	$11,754	$11,533
'21	$11,032	$11,852	$11,605
'21	$11,079	$11,888	$11,622
'21	$11,108	$11,920	$11,636
'21	$11,191	$12,019	$11,722
'21	$11,162	$11,975	$11,698
'21	$11,077	$11,889	$11,626
'21	$11,047	$11,854	$11,592
'21	$11,120	$11,955	$11,653
'21	$11,134	$11,974	$11,670
'22	$10,869	$11,646	$11,385
'22	$10,812	$11,605	$11,350
'22	$10,510	$11,228	$11,048
'22	$10,246	$10,918	$10,816
'22	$10,368	$11,080	$10,968
'22	$10,246	$10,899	$10,876
'22	$10,473	$11,187	$11,119
'22	$10,265	$10,941	$10,927
'22	$9,944	$10,521	$10,595
'22	$9,890	$10,434	$10,555
'22	$10,254	$10,922	$10,925
'22	$10,276	$10,953	$10,976
'23	$10,546	$11,268	$11,223
'23	$10,330	$11,013	$11,012
'23	$10,516	$11,257	$11,225
'23	$10,520	$11,232	$11,194
'23	$10,427	$11,134	$11,095
'23	$10,499	$11,246	$11,179
'23	$10,523	$11,290	$11,223
'23	$10,440	$11,128	$11,110
'23	$10,211	$10,802	$10,860
'23	$10,128	$10,710	$10,816
'23	$10,603	$11,390	$11,338
'23	$10,843	$11,654	$11,553
'24	$10,829	$11,595	$11,509
'24	$10,865	$11,610	$11,520
'24	$10,870	$11,609	$11,519
'24	$10,768	$11,466	$11,401
'24	$10,754	$11,432	$11,333
'24	$10,910	$11,607	$11,480
'24	$10,986	$11,713	$11,582
'24	$11,072	$11,805	$11,684
'24	$11,169	$11,922	$11,780
'24	$11,015	$11,748	$11,630
'24	$11,153	$11,951	$11,773
'24	$11,038	$11,777	$11,655
'25	$11,106	$11,836	$11,734
'25	$11,215	$11,954	$11,849
'25	$11,049	$11,751	$11,700
'25	$11,006	$11,656	$11,628
'25	$11,004	$11,664	$11,693
'25	$11,084	$11,736	$11,782
'25	$11,051	$11,713	$11,812
'25	$11,132	$11,815	$11,911
'25	$11,337	$12,088	$12,088
'25	$11,460	$12,238	$12,192
'25	$11,501	$12,266	$12,225
'25	$11,510	$12,277	$12,259
'26	$11,622	$12,392	$12,388
'26	$11,768	$12,547	$12,514
'26	$11,494	$12,255	$12,225
'26	$11,609	$12,396	$12,323
'26	$11,662	$12,442	$12,354

Average Annual Return [Table Text Block]
Table Summary
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	5.98%	1.03%	1.83%
Class A Adjusted for the Maximum Sales Charge (max 2.75% load)	3.06%	0.47%	1.55%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%
Bloomberg Municipal Bond 1–15 Year Blend (1–17) Index	5.65%	1.23%	2.14%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jun. 01, 2025
AssetsNet		$ 684,028,844
Holdings Count | Holding		311
Advisory Fees Paid, Amount		$ 2,224,559
InvestmentCompanyPortfolioTurnover		30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	684,028,844
Number of Portfolio Holdings	311
Portfolio Turnover Rate (%)	30
Total Net Advisory Fees Paid ($)	2,224,559
Modified Duration to Worst	5.1 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Revenue Bonds	84%
General Obligation Bonds	11%
Lease Obligations	4%
Variable Rate Demand Notes	2%
Escrow to Maturity/Prerefunded Bonds	0%
Other	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	11%
AA	48%
A	20%
BBB	12%
BB	2%
B	1%
CCC	0%
Not Rated	5%

Top Five State Allocations

Table Summary
Holdings	% of Net Assets
Texas	16%
New York	11%
Pennsylvania	6%
California	5%
Florida	5%

Credit Ratings Selection [Text Block]		The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since June 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective April 21, 2026, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 0.73% to 0.63%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective April 21, 2026, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 0.73% to 0.63%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since June 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000016870
Shareholder Report [Line Items]
Fund Name		DWS Intermediate Tax-Free Fund
Class Name		Class C
Trading Symbol		SZMCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Intermediate Tax-Free Fund (the "Fund") for the period June 1, 2025 to May 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$151	1.47%

Gross expense ratio as of the latest prospectus: 1.58%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 151
Expense Ratio, Percent		1.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 5.09% (unadjusted for sales charges) for the period ended May 31, 2026. The Fund's broad-based index, the Bloomberg Municipal Bond Index, returned 6.67% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg Municipal Bond 1–15 Year Blend (1–17) Index, returned 5.65%.

While municipal bond market performance continued to be pressured over the period by elevated new issue supply, this was offset by strong demand from tax-free exchange traded funds and separately managed accounts. Yields finished lower along the municipal curve, supporting performance for tax-free bonds broadly.

The Fund had an above-benchmark stance with respect to duration and corresponding interest rate sensitivity, adding to performance as municipal yields declined. In addition, an overweight to the 15-year maturity range proved beneficial as yield declines were most significant in this segment of the curve. In terms of credit quality, an overweight to BBB-rated issues contributed the most to return as this ratings category led performance within the investment grade municipal market, while in sector terms overweights to charter school and airport revenue bonds led contributions.

Security selection within the mass transit sector was the most significant detractor from the Fund’s relative performance for the period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class C	Bloomberg Municipal Bond Index	Bloomberg Municipal Bond 1–15 Year Blend (1–17) Index
'16	$10,000	$10,000	$10,000
'16	$10,120	$10,159	$10,124
'16	$10,115	$10,165	$10,138
'16	$10,110	$10,179	$10,141
'16	$10,065	$10,128	$10,104
'16	$9,986	$10,022	$10,022
'16	$9,658	$9,648	$9,699
'16	$9,737	$9,761	$9,794
'17	$9,775	$9,826	$9,863
'17	$9,823	$9,894	$9,928
'17	$9,837	$9,916	$9,945
'17	$9,901	$9,987	$10,016
'17	$10,015	$10,146	$10,147
'17	$9,970	$10,110	$10,108
'17	$10,009	$10,191	$10,183
'17	$10,073	$10,269	$10,250
'17	$10,020	$10,217	$10,202
'17	$10,016	$10,242	$10,217
'17	$9,929	$10,187	$10,134
'17	$9,988	$10,293	$10,218
'18	$9,891	$10,172	$10,129
'18	$9,856	$10,142	$10,103
'18	$9,870	$10,179	$10,125
'18	$9,825	$10,143	$10,098
'18	$9,900	$10,259	$10,193
'18	$9,898	$10,268	$10,211
'18	$9,912	$10,293	$10,243
'18	$9,919	$10,319	$10,261
'18	$9,857	$10,252	$10,204
'18	$9,788	$10,189	$10,162
'18	$9,873	$10,302	$10,266
'18	$9,963	$10,425	$10,379
'19	$10,031	$10,504	$10,467
'19	$10,083	$10,560	$10,518
'19	$10,204	$10,727	$10,640
'19	$10,221	$10,768	$10,662
'19	$10,351	$10,916	$10,791
'19	$10,385	$10,956	$10,836
'19	$10,453	$11,045	$10,921
'19	$10,573	$11,219	$11,048
'19	$10,493	$11,129	$10,959
'19	$10,500	$11,149	$10,987
'19	$10,499	$11,177	$11,013
'19	$10,522	$11,211	$11,048
'20	$10,678	$11,412	$11,217
'20	$10,782	$11,559	$11,323
'20	$10,415	$11,140	$10,992
'20	$10,262	$11,000	$10,914
'20	$10,554	$11,350	$11,224
'20	$10,651	$11,444	$11,289
'20	$10,800	$11,636	$11,447
'20	$10,760	$11,582	$11,409
'20	$10,757	$11,584	$11,418
'20	$10,726	$11,549	$11,389
'20	$10,858	$11,724	$11,515
'20	$10,913	$11,795	$11,570
'21	$10,980	$11,870	$11,625
'21	$10,813	$11,682	$11,479
'21	$10,853	$11,754	$11,533
'21	$10,940	$11,852	$11,605
'21	$10,979	$11,888	$11,622
'21	$11,001	$11,920	$11,636
'21	$11,076	$12,019	$11,722
'21	$11,040	$11,975	$11,698
'21	$10,949	$11,889	$11,626
'21	$10,913	$11,854	$11,592
'21	$10,978	$11,955	$11,653
'21	$10,975	$11,974	$11,670
'22	$10,717	$11,646	$11,385
'22	$10,654	$11,605	$11,350
'22	$10,350	$11,228	$11,048
'22	$10,084	$10,918	$10,816
'22	$10,197	$11,080	$10,968
'22	$10,071	$10,899	$10,876
'22	$10,287	$11,187	$11,119
'22	$10,077	$10,941	$10,927
'22	$9,756	$10,521	$10,595
'22	$9,687	$10,434	$10,555
'22	$10,047	$10,922	$10,925
'22	$10,053	$10,953	$10,976
'23	$10,320	$11,268	$11,223
'23	$10,103	$11,013	$11,012
'23	$10,278	$11,257	$11,225
'23	$10,275	$11,232	$11,194
'23	$10,179	$11,134	$11,095
'23	$10,243	$11,246	$11,179
'23	$10,259	$11,290	$11,223
'23	$10,162	$11,128	$11,110
'23	$9,943	$10,802	$10,860
'23	$9,855	$10,710	$10,816
'23	$10,311	$11,390	$11,338
'23	$10,538	$11,654	$11,553
'24	$10,518	$11,595	$11,509
'24	$10,546	$11,610	$11,520
'24	$10,545	$11,609	$11,519
'24	$10,439	$11,466	$11,401
'24	$10,410	$11,432	$11,333
'24	$10,554	$11,607	$11,480
'24	$10,631	$11,713	$11,582
'24	$10,707	$11,805	$11,684
'24	$10,795	$11,922	$11,780
'24	$10,639	$11,748	$11,630
'24	$10,765	$11,951	$11,773
'24	$10,648	$11,777	$11,655
'25	$10,696	$11,836	$11,734
'25	$10,805	$11,954	$11,849
'25	$10,629	$11,751	$11,700
'25	$10,581	$11,656	$11,628
'25	$10,582	$11,664	$11,693
'25	$10,642	$11,736	$11,782
'25	$10,604	$11,713	$11,812
'25	$10,684	$11,815	$11,911
'25	$10,875	$12,088	$12,088
'25	$10,986	$12,238	$12,192
'25	$11,018	$12,266	$12,225
'25	$11,010	$12,277	$12,259
'26	$11,110	$12,392	$12,388
'26	$11,254	$12,547	$12,514
'26	$10,984	$12,255	$12,225
'26	$11,088	$12,396	$12,323
'26	$11,120	$12,442	$12,354

Average Annual Return [Table Text Block]
Table Summary
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	5.09%	0.26%	1.07%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	4.09%	0.26%	1.07%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%
Bloomberg Municipal Bond 1–15 Year Blend (1–17) Index	5.65%	1.23%	2.14%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jun. 01, 2025
AssetsNet		$ 684,028,844
Holdings Count | Holding		311
Advisory Fees Paid, Amount		$ 2,224,559
InvestmentCompanyPortfolioTurnover		30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	684,028,844
Number of Portfolio Holdings	311
Portfolio Turnover Rate (%)	30
Total Net Advisory Fees Paid ($)	2,224,559
Modified Duration to Worst	5.1 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Revenue Bonds	84%
General Obligation Bonds	11%
Lease Obligations	4%
Variable Rate Demand Notes	2%
Escrow to Maturity/Prerefunded Bonds	0%
Other	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	11%
AA	48%
A	20%
BBB	12%
BB	2%
B	1%
CCC	0%
Not Rated	5%

Top Five State Allocations

Table Summary
Holdings	% of Net Assets
Texas	16%
New York	11%
Pennsylvania	6%
California	5%
Florida	5%

Credit Ratings Selection [Text Block]		The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since June 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective April 21, 2026, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.48% to 1.38%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective April 21, 2026, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.48% to 1.38%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since June 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000016871
Shareholder Report [Line Items]
Fund Name		DWS Intermediate Tax-Free Fund
Class Name		Class S
Trading Symbol		SCMTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Intermediate Tax-Free Fund (the "Fund") for the period June 1, 2025 to May 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$51	0.49%

Gross expense ratio as of the latest prospectus: 0.61%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 51
Expense Ratio, Percent		0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 6.22% for the period ended May 31, 2026. The Fund's broad-based index, the Bloomberg Municipal Bond Index, returned 6.67% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg Municipal Bond 1–15 Year Blend (1–17) Index, returned 5.65%.

While municipal bond market performance continued to be pressured over the period by elevated new issue supply, this was offset by strong demand from tax-free exchange traded funds and separately managed accounts. Yields finished lower along the municipal curve, supporting performance for tax-free bonds broadly.

The Fund had an above-benchmark stance with respect to duration and corresponding interest rate sensitivity, adding to performance as municipal yields declined. In addition, an overweight to the 15-year maturity range proved beneficial as yield declines were most significant in this segment of the curve. In terms of credit quality, an overweight to BBB-rated issues contributed the most to return as this ratings category led performance within the investment grade municipal market, while in sector terms overweights to charter school and airport revenue bonds led contributions.

Security selection within the mass transit sector was the most significant detractor from the Fund’s relative performance for the period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class S	Bloomberg Municipal Bond Index	Bloomberg Municipal Bond 1–15 Year Blend (1–17) Index
'16	$10,000	$10,000	$10,000
'16	$10,128	$10,159	$10,124
'16	$10,132	$10,165	$10,138
'16	$10,135	$10,179	$10,141
'16	$10,098	$10,128	$10,104
'16	$10,027	$10,022	$10,022
'16	$9,707	$9,648	$9,699
'16	$9,795	$9,761	$9,794
'17	$9,841	$9,826	$9,863
'17	$9,897	$9,894	$9,928
'17	$9,919	$9,916	$9,945
'17	$9,992	$9,987	$10,016
'17	$10,107	$10,146	$10,147
'17	$10,070	$10,110	$10,108
'17	$10,126	$10,191	$10,183
'17	$10,199	$10,269	$10,250
'17	$10,145	$10,217	$10,202
'17	$10,151	$10,242	$10,217
'17	$10,079	$10,187	$10,134
'17	$10,148	$10,293	$10,218
'18	$10,058	$10,172	$10,129
'18	$10,030	$10,142	$10,103
'18	$10,044	$10,179	$10,125
'18	$10,016	$10,143	$10,098
'18	$10,100	$10,259	$10,193
'18	$10,106	$10,268	$10,211
'18	$10,130	$10,293	$10,243
'18	$10,136	$10,319	$10,261
'18	$10,082	$10,252	$10,204
'18	$10,019	$10,189	$10,162
'18	$10,115	$10,302	$10,266
'18	$10,215	$10,425	$10,379
'19	$10,302	$10,504	$10,467
'19	$10,355	$10,560	$10,518
'19	$10,488	$10,727	$10,640
'19	$10,523	$10,768	$10,662
'19	$10,656	$10,916	$10,791
'19	$10,709	$10,956	$10,836
'19	$10,789	$11,045	$10,921
'19	$10,922	$11,219	$11,048
'19	$10,839	$11,129	$10,959
'19	$10,855	$11,149	$10,987
'19	$10,863	$11,177	$11,013
'19	$10,896	$11,211	$11,048
'20	$11,067	$11,412	$11,217
'20	$11,193	$11,559	$11,323
'20	$10,812	$11,140	$10,992
'20	$10,671	$11,000	$10,914
'20	$10,975	$11,350	$11,224
'20	$11,094	$11,444	$11,289
'20	$11,249	$11,636	$11,447
'20	$11,226	$11,582	$11,409
'20	$11,223	$11,584	$11,418
'20	$11,210	$11,549	$11,389
'20	$11,348	$11,724	$11,515
'20	$11,424	$11,795	$11,570
'21	$11,495	$11,870	$11,625
'21	$11,339	$11,682	$11,479
'21	$11,390	$11,754	$11,533
'21	$11,490	$11,852	$11,605
'21	$11,542	$11,888	$11,622
'21	$11,574	$11,920	$11,636
'21	$11,653	$12,019	$11,722
'21	$11,625	$11,975	$11,698
'21	$11,539	$11,889	$11,626
'21	$11,520	$11,854	$11,592
'21	$11,589	$11,955	$11,653
'21	$11,605	$11,974	$11,670
'22	$11,332	$11,646	$11,385
'22	$11,275	$11,605	$11,350
'22	$10,962	$11,228	$11,048
'22	$10,690	$10,918	$10,816
'22	$10,819	$11,080	$10,968
'22	$10,693	$10,899	$10,876
'22	$10,932	$11,187	$11,119
'22	$10,728	$10,941	$10,927
'22	$10,385	$10,521	$10,595
'22	$10,331	$10,434	$10,555
'22	$10,714	$10,922	$10,925
'22	$10,739	$10,953	$10,976
'23	$11,023	$11,268	$11,223
'23	$10,810	$11,013	$11,012
'23	$11,006	$11,257	$11,225
'23	$11,012	$11,232	$11,194
'23	$10,918	$11,134	$11,095
'23	$10,986	$11,246	$11,179
'23	$11,022	$11,290	$11,223
'23	$10,928	$11,128	$11,110
'23	$10,691	$10,802	$10,860
'23	$10,606	$10,710	$10,816
'23	$11,105	$11,390	$11,338
'23	$11,370	$11,654	$11,553
'24	$11,357	$11,595	$11,509
'24	$11,387	$11,610	$11,520
'24	$11,395	$11,609	$11,519
'24	$11,290	$11,466	$11,401
'24	$11,278	$11,432	$11,333
'24	$11,444	$11,607	$11,480
'24	$11,536	$11,713	$11,582
'24	$11,629	$11,805	$11,684
'24	$11,723	$11,922	$11,780
'24	$11,574	$11,748	$11,630
'24	$11,720	$11,951	$11,773
'24	$11,591	$11,777	$11,655
'25	$11,664	$11,836	$11,734
'25	$11,781	$11,954	$11,849
'25	$11,608	$11,751	$11,700
'25	$11,565	$11,656	$11,628
'25	$11,565	$11,664	$11,693
'25	$11,651	$11,736	$11,782
'25	$11,618	$11,713	$11,812
'25	$11,705	$11,815	$11,911
'25	$11,934	$12,088	$12,088
'25	$12,055	$12,238	$12,192
'25	$12,100	$12,266	$12,225
'25	$12,112	$12,277	$12,259
'26	$12,233	$12,392	$12,388
'26	$12,389	$12,547	$12,514
'26	$12,103	$12,255	$12,225
'26	$12,227	$12,396	$12,323
'26	$12,284	$12,442	$12,354

Average Annual Return [Table Text Block]
Table Summary
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	6.22%	1.26%	2.08%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%
Bloomberg Municipal Bond 1–15 Year Blend (1–17) Index	5.65%	1.23%	2.14%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jun. 01, 2025
AssetsNet		$ 684,028,844
Holdings Count | Holding		311
Advisory Fees Paid, Amount		$ 2,224,559
InvestmentCompanyPortfolioTurnover		30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	684,028,844
Number of Portfolio Holdings	311
Portfolio Turnover Rate (%)	30
Total Net Advisory Fees Paid ($)	2,224,559
Modified Duration to Worst	5.1 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Revenue Bonds	84%
General Obligation Bonds	11%
Lease Obligations	4%
Variable Rate Demand Notes	2%
Escrow to Maturity/Prerefunded Bonds	0%
Other	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	11%
AA	48%
A	20%
BBB	12%
BB	2%
B	1%
CCC	0%
Not Rated	5%

Top Five State Allocations

Table Summary
Holdings	% of Net Assets
Texas	16%
New York	11%
Pennsylvania	6%
California	5%
Florida	5%

Credit Ratings Selection [Text Block]		The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since June 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.54% to 0.48%. In addition, effective April 21, 2026, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.48% to 0.38%. The caps exclude certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.54% to 0.48%. In addition, effective April 21, 2026, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.48% to 0.38%. The caps exclude certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since June 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000016872
Shareholder Report [Line Items]
Fund Name		DWS Intermediate Tax-Free Fund
Class Name		Institutional Class
Trading Symbol		SZMIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Intermediate Tax-Free Fund (the "Fund") for the period June 1, 2025 to May 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$48	0.47%

Gross expense ratio as of the latest prospectus: 0.55%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 48
Expense Ratio, Percent		0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 6.24% for the period ended May 31, 2026. The Fund's broad-based index, the Bloomberg Municipal Bond Index, returned 6.67% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg Municipal Bond 1–15 Year Blend (1–17) Index, returned 5.65%.

While municipal bond market performance continued to be pressured over the period by elevated new issue supply, this was offset by strong demand from tax-free exchange traded funds and separately managed accounts. Yields finished lower along the municipal curve, supporting performance for tax-free bonds broadly.

The Fund had an above-benchmark stance with respect to duration and corresponding interest rate sensitivity, adding to performance as municipal yields declined. In addition, an overweight to the 15-year maturity range proved beneficial as yield declines were most significant in this segment of the curve. In terms of credit quality, an overweight to BBB-rated issues contributed the most to return as this ratings category led performance within the investment grade municipal market, while in sector terms overweights to charter school and airport revenue bonds led contributions.

Security selection within the mass transit sector was the most significant detractor from the Fund’s relative performance for the period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg Municipal Bond 1–15 Year Blend (1–17) Index
'16	$1,000,000	$1,000,000	$1,000,000
'16	$1,012,811	$1,015,909	$1,012,383
'16	$1,013,197	$1,016,529	$1,013,750
'16	$1,013,584	$1,017,901	$1,014,106
'16	$1,009,868	$1,012,821	$1,010,438
'16	$1,002,805	$1,002,195	$1,002,237
'16	$970,737	$964,818	$969,941
'16	$979,535	$976,145	$979,365
'17	$984,149	$982,580	$986,258
'17	$989,783	$989,403	$992,841
'17	$991,958	$991,551	$994,515
'17	$999,237	$998,746	$1,001,613
'17	$1,010,727	$1,014,597	$1,014,739
'17	$1,007,040	$1,010,958	$1,010,847
'17	$1,012,653	$1,019,137	$1,018,253
'17	$1,019,984	$1,026,893	$1,025,000
'17	$1,014,590	$1,021,672	$1,020,234
'17	$1,015,131	$1,024,166	$1,021,681
'17	$1,008,010	$1,018,682	$1,013,379
'17	$1,014,832	$1,029,329	$1,021,782
'18	$1,005,892	$1,017,211	$1,012,875
'18	$1,003,110	$1,014,172	$1,010,283
'18	$1,004,537	$1,017,915	$1,012,499
'18	$1,001,674	$1,014,282	$1,009,797
'18	$1,010,091	$1,025,897	$1,019,260
'18	$1,010,742	$1,026,773	$1,021,058
'18	$1,013,103	$1,029,264	$1,024,323
'18	$1,013,727	$1,031,907	$1,026,147
'18	$1,009,186	$1,025,226	$1,020,429
'18	$1,002,027	$1,018,913	$1,016,237
'18	$1,011,634	$1,030,191	$1,026,579
'18	$1,021,622	$1,042,526	$1,037,926
'19	$1,029,481	$1,050,407	$1,046,734
'19	$1,035,687	$1,056,031	$1,051,814
'19	$1,048,972	$1,072,724	$1,064,025
'19	$1,051,608	$1,076,755	$1,066,188
'19	$1,065,815	$1,091,600	$1,079,125
'19	$1,070,201	$1,095,631	$1,083,593
'19	$1,079,042	$1,104,461	$1,092,131
'19	$1,092,380	$1,121,882	$1,104,829
'19	$1,084,110	$1,112,889	$1,095,860
'19	$1,085,729	$1,114,883	$1,098,720
'19	$1,086,473	$1,117,671	$1,101,274
'19	$1,089,775	$1,121,083	$1,104,750
'20	$1,106,907	$1,141,225	$1,121,684
'20	$1,119,530	$1,155,942	$1,132,290
'20	$1,081,407	$1,114,013	$1,099,246
'20	$1,067,311	$1,100,032	$1,091,410
'20	$1,097,708	$1,135,025	$1,122,374
'20	$1,108,639	$1,144,367	$1,128,869
'20	$1,125,087	$1,163,641	$1,144,689
'20	$1,122,839	$1,158,181	$1,140,858
'20	$1,122,524	$1,158,427	$1,141,802
'20	$1,121,215	$1,154,947	$1,138,928
'20	$1,134,957	$1,172,376	$1,151,529
'20	$1,142,597	$1,179,518	$1,157,037
'21	$1,149,696	$1,187,034	$1,162,547
'21	$1,133,100	$1,168,174	$1,147,867
'21	$1,139,233	$1,175,378	$1,153,278
'21	$1,148,264	$1,185,237	$1,160,502
'21	$1,153,415	$1,188,773	$1,162,184
'21	$1,156,649	$1,192,037	$1,163,639
'21	$1,165,508	$1,201,923	$1,172,161
'21	$1,162,725	$1,197,512	$1,169,758
'21	$1,154,155	$1,188,870	$1,162,601
'21	$1,151,281	$1,185,394	$1,159,194
'21	$1,159,072	$1,195,485	$1,165,346
'21	$1,159,787	$1,197,414	$1,167,025
'22	$1,133,443	$1,164,637	$1,138,510
'22	$1,127,693	$1,160,465	$1,134,989
'22	$1,096,437	$1,122,846	$1,104,771
'22	$1,069,161	$1,091,789	$1,081,612
'22	$1,082,099	$1,108,007	$1,096,847
'22	$1,069,540	$1,089,860	$1,087,626
'22	$1,093,452	$1,118,656	$1,111,908
'22	$1,072,022	$1,094,139	$1,092,685
'22	$1,038,750	$1,052,145	$1,059,536
'22	$1,032,272	$1,043,395	$1,055,511
'22	$1,071,584	$1,092,198	$1,092,466
'22	$1,074,090	$1,095,325	$1,097,609
'23	$1,102,552	$1,126,788	$1,122,286
'23	$1,080,175	$1,101,309	$1,101,151
'23	$1,099,817	$1,125,745	$1,122,527
'23	$1,100,456	$1,123,173	$1,119,423
'23	$1,091,012	$1,113,440	$1,109,538
'23	$1,098,785	$1,124,594	$1,117,912
'23	$1,101,462	$1,129,043	$1,122,300
'23	$1,093,008	$1,112,789	$1,110,998
'23	$1,069,307	$1,080,175	$1,086,039
'23	$1,060,820	$1,070,983	$1,081,578
'23	$1,110,771	$1,138,970	$1,133,838
'23	$1,136,195	$1,165,442	$1,155,317
'24	$1,134,925	$1,159,490	$1,150,857
'24	$1,138,916	$1,160,979	$1,151,994
'24	$1,139,777	$1,160,942	$1,151,947
'24	$1,129,256	$1,146,564	$1,140,119
'24	$1,127,025	$1,143,201	$1,133,348
'24	$1,143,587	$1,160,724	$1,147,993
'24	$1,152,861	$1,171,303	$1,158,185
'24	$1,162,177	$1,180,541	$1,168,430
'24	$1,172,603	$1,192,209	$1,177,974
'24	$1,156,665	$1,174,825	$1,163,027
'24	$1,171,353	$1,195,119	$1,177,316
'24	$1,159,575	$1,177,720	$1,165,483
'25	$1,166,892	$1,183,623	$1,173,443
'25	$1,178,600	$1,195,359	$1,184,920
'25	$1,160,360	$1,175,101	$1,170,015
'25	$1,157,152	$1,165,634	$1,162,779
'25	$1,157,140	$1,166,382	$1,169,348
'25	$1,165,821	$1,173,644	$1,178,240
'25	$1,161,530	$1,171,273	$1,181,166
'25	$1,171,328	$1,181,453	$1,191,087
'25	$1,193,218	$1,208,813	$1,208,757
'25	$1,206,404	$1,223,806	$1,219,227
'25	$1,210,917	$1,226,613	$1,222,482
'25	$1,212,131	$1,227,717	$1,225,855
'26	$1,224,243	$1,239,239	$1,238,830
'26	$1,239,842	$1,254,683	$1,251,397
'26	$1,211,237	$1,225,542	$1,222,498
'26	$1,223,609	$1,239,575	$1,232,301
'26	$1,229,372	$1,244,203	$1,235,425

Average Annual Return [Table Text Block]
Table Summary
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	6.24%	1.28%	2.09%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%
Bloomberg Municipal Bond 1–15 Year Blend (1–17) Index	5.65%	1.23%	2.14%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jun. 01, 2025
AssetsNet		$ 684,028,844
Holdings Count | Holding		311
Advisory Fees Paid, Amount		$ 2,224,559
InvestmentCompanyPortfolioTurnover		30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	684,028,844
Number of Portfolio Holdings	311
Portfolio Turnover Rate (%)	30
Total Net Advisory Fees Paid ($)	2,224,559
Modified Duration to Worst	5.1 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Revenue Bonds	84%
General Obligation Bonds	11%
Lease Obligations	4%
Variable Rate Demand Notes	2%
Escrow to Maturity/Prerefunded Bonds	0%
Other	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	11%
AA	48%
A	20%
BBB	12%
BB	2%
B	1%
CCC	0%
Not Rated	5%

Top Five State Allocations

Table Summary
Holdings	% of Net Assets
Texas	16%
New York	11%
Pennsylvania	6%
California	5%
Florida	5%

Credit Ratings Selection [Text Block]		The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since June 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective April 21, 2026, the Fund’s contractual cap on total annual operating expense for Institutional Class shares changed from 0.48% to 0.38%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective April 21, 2026, the Fund’s contractual cap on total annual operating expense for Institutional Class shares changed from 0.48% to 0.38%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since June 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.